SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT
Schedule of short-term debt

		As of December 31,
	Note	2019	2020
Bank of Beijing	(i)	$718	$307
East West Bank	(ii)	9,182	8,130
Others	(iii)	6,730	6,820
Total		$16,630	$15,257
(i)	In April 2019, the Company entered into a loan agreement with Bank of Beijing for $718 in aggregate. The loan bears annual interest rates of 5.665%. The Company has repaid $411 before the end of 2020 and the remaining balance of the loan was fully paid on April 25, 2021.
(ii)	The annum interest rate of borrowings from East West Bank was range from 2.800% to 6.000%. As of December 31, 2020, the Company has two outstanding loans of amount $6,130 and $2,000, which maturity date is June 30, 2021 and August 31, 2021, respectively. The loan with amount of $6,130 was guaranteed by a wholly-owned subsidiary of Renren Inc, Qianxiang Shiji Technology Development (Beijing) Co., Ltd.

The loan with amount of $2,000 was under an irrevocable standby letter of credit issued by East West Bank to Renren in April 2019 with Renren’s restricted cash pledged as security.

(iii)	These loans were borrowed from individuals or other financing institution other than banks, the annum interest rate was range from 10.800% to 14.000%. As of December 31, 2020, the Company has defaulted and delayed the repayment of three loans with amount of $383, $3,065, $3,372, which has been fully repaid in January 2021.